Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance costs [Abstract]
Interest on long-term debt (Note 15)	$ 8,933	$ 9,386	$ 9,011
Interest on short-term borrowings (Note 14)	13,141	10,921	3,639
Servicing fees on factoring (Note 4)	1,738	342	0
Amortization of financing fees (Note 12)	1,037	1,003	861
Bank commissions, commitment fees and other charges	8,582	7,097	4,416
Interest on lease payments (Note 22)	175	262	325
Capitalized interest (Note 8 and 9)	(2,414)	(1,147)	(901)
Total	$ 31,192	$ 27,864	$ 17,351